Gain (Loss) on Sales and Write-Down of Vessels $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) lease	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Abstract]
Asset Impairment Charges	Write-Down and Gain on Sale of Vessels
The following table provides information on the Company's write-down and gain on sale of vessels for the years presented in these consolidated financial statements:

			Year Ended December 31,
Segment	Asset Type	Completion of Sale Date	2022 $	2021 $	2020 $
LNG (note 19a)	LNG Carriers	N/A	(52,004)	—	—
NGL (note 19b)	Multi-gas Carriers	Jun-2022	(2,393)	—	(51,000)
Write-down and gain on sale of vessels			(54,397)	—	(51,000)
a)In March 2022, the carrying values of two of the Company's LNG carriers, the Seapeak Arctic (formerly Arctic Spirit) and Seapeak Polar (formerly Polar Spirit), were written down to their estimated fair values, using appraised values, as a result of changes in the Company's expectations of these vessels' future opportunities subsequent to the completion of their time-charter contracts in April 2022. The total impairment charge of $44.0 million for both vessels is included in write-down and gain on sale of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income.
In December 2022, the Company recorded a further write-down on the Seapeak Arctic to its estimated sales value of $15.1 million based on its expected selling price as the vessel is being marketed for sale. The write-down of $8.0 million is included in write-down and gain on sale of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income. As at December 31, 2022, the vessel was presented as held for sale in the Company's consolidated balance sheet.
b)During the year ended December 31, 2020, the carrying values of the Company's seven wholly-owned multi-gas carriers (the Seapeak Unikum (formerly Unikum Spirit), the Seapeak Vision (formerly Vision Spirit), the Seapeak Pan (formerly Pan Spirit), the Seapeak Cathinka (formerly Cathinka Spirit), the Seapeak Camilla (formerly Camilla Spirit), Sonoma Spirit and Napa Spirit), were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these types of vessels partly as a result of the economic environment at that time (including the COVID-19 pandemic), as well as the Company receiving notification during 2020 that the Company's then-existing commercial management agreement with a third-party commercial manager was to be terminated and replaced by a new commercial management agreement in September 2020. The total impairment charge of $51.0 million was included in write-down and gain on sale of vessels for the year ended December 31, 2020 in the Company's consolidated statement of income.
In November 2021, the Company signed a memorandum of agreement for the sale of the Sonoma Spirit. The vessel was classified as held for sale at its net book value of $9.8 million on the Company's consolidated balance sheet as at December 31, 2021. The vessel was delivered to its buyer in June 2022 for net proceeds of $10.0 million resulting in a gain on sale of $0.2 million, which is included in write-down and gain on sale of vessels for the year ended December 31, 2022 in the Company's consolidated statement of income.
In November 2022, the Company signed memorandum of agreements for the sales of the Seapeak Unikum and the Seapeak Vision for total net proceeds of $48.0 million and as a result, recorded a write-down of $2.6 million which is included in write-down and gain on sale of vessels for the year ended December 31, 2022 in the Company's consolidated statements of income. The Seapeak Unikum was delivered to its buyer in March 2023 and the Seapeak Vision is expected to be delivered to its buyer in April 2023. As at December 31, 2022, the vessels were classified as held for sale in the Company's consolidated balance sheet.

Write-down and gain on sale of vessels (note 19)	$ 54,397	$ 0	$ 51,000
Number of vessels | lease	9
Asset Impairment Charges	$ 44,000